Post balance sheet events (Details)							1 Months Ended	12 Months Ended
	Aug. 17, 2026 shares	Jul. 17, 2026 USD ($) Option shares	Jul. 17, 2026 GBP (£) Option shares £ / shares	Jan. 02, 2026 shares	Jul. 22, 2025 shares	May 03, 2023 Option	Dec. 31, 2025 Option	Jun. 30, 2026 Option £ / shares shares	Jun. 30, 2025 Option £ / shares shares	Nov. 30, 2025 shares
Post balance sheet events
Number of share options granted | Option								3,850,000	1,400,000
Exercise price | £ / shares								£ 1.31	£ 0.09
Increase (decrease) in number of shares through shares issued for cash				229,249	25,945,000			55,369,010	29,286,754
Warrants
Post balance sheet events
Increase (decrease) in number of shares through shares issued for cash								2,214,996
Directors
Post balance sheet events
Number of share options granted | Option								2,225,000
Directors | Michael Schlumpberger
Post balance sheet events
Number of share options agreed to be granted										400,000
Number of share options granted | Option							300,000
Chief Executive Officer Oliver Friesen
Post balance sheet events
Number of share options granted | Option						2,104,859
Extended exercise period						5 years
Potential ordinary share transaction
Post balance sheet events
Number of share options granted | Option		681,817	681,817
Major ordinary share transaction | Warrants
Post balance sheet events
Increase (decrease) in number of shares through shares issued for cash	3,989,027
Major ordinary share transaction | Directors | Mark Thorpe
Post balance sheet events
Number of share options granted | Option		400,000	400,000
Term of options		three years	three years
Exercise price, share options granted | £ / shares			£ 2.55
Major ordinary share transaction | Directors | Mark Thorpe | Tranche one
Post balance sheet events
Number of share options granted		100,000	100,000
Major ordinary share transaction | Directors | Mark Thorpe | Tranche two
Post balance sheet events
Number of share options granted		300,000	300,000
Major ordinary share transaction | Directors | Michael Schlumpberger
Post balance sheet events
Number of share options granted | Option		100,000	100,000
Number of shares purchased by counterparty		2,500	2,500
Exercise price, share options granted | £ / shares			£ 1.31
Consideration received from counterparty's purchase of shares | $		$ 5,005
Major ordinary share transaction | Directors | Michael Schlumpberger | Tranche one
Post balance sheet events
Vesting percent		50.00%	50.00%
Major ordinary share transaction | Directors | Michael Schlumpberger | Tranche two
Post balance sheet events
Vesting percent		50.00%	50.00%
Major ordinary share transaction | Directors | Jason Starzecki
Post balance sheet events
Number of shares purchased by counterparty		5,500	5,500
Consideration received from counterparty's purchase of shares | $		$ 10,494
Major ordinary share transaction | Chief Executive Officer Oliver Friesen
Post balance sheet events
Number of share options granted | Option		181,817	181,817
Exercise price | £ / shares			£ 0.1075
Number of shares purchased by counterparty		20,000	20,000
Consideration received from counterparty's purchase of shares | £			£ 29,749.5